Earnings per unit and cash distributions (Details) $ / shares in Units, shares in Thousands, $ in Millions		10 Months Ended	12 Months Ended
		Dec. 31, 2016 reporting_period $ / shares	Dec. 31, 2016 USD ($) reporting_period $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $			$ 281.0	$ 257.2	$ 138.2
Cash distributions declared and paid in the period per unit (in USD per share)	[1],[2]		$ 0.7000	$ 1.7025	$ 1.6025
Subsequent event: Cash distributions declared and paid relating to the period per unit (in USD per share)	[1],[3]		0.1000	$ 0.2500	$ 0.5675
Quarterly distribution of operating surplus (in USD per share)			$ 0.3875
Number of consecutive four-quarter periods distributions of available cash from operating surplus equaled or exceeded minimum quarterly distribution | reporting_period		3	3
First target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (as percent)			100.00%
Additional quarterly distribution per unit (in USD per share)			$ 0.4456
Second target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in USD per share)			$ 0.4844
Percentage of unit holders receiving additional distribution (as percent)			85.00%
Percentage of unit holders receiving incentive distribution (as percent)			15.00%
Third Target Distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in USD per share)			$ 0.5813
Percentage of unit holders receiving additional distribution (as percent)			75.00%
Percentage of unit holders receiving incentive distribution (as percent)			25.00%
Target Distributions Thereafter
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (as percent)			50.00%
Percentage of unit holders receiving incentive distribution (as percent)			50.00%
Common unitholders
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $			$ 240.7	$ 184.1	$ 109.2
Weighted average units outstanding (basic and diluted) (in shares) | shares			75,278	75,278	62,374
Earnings per unit (basic and diluted) (in USD per share)			$ 3.20	$ 2.45	$ 1.75
Subordinated unitholders
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $			$ 37.8	$ 40.5	$ 29.0
Weighted average units outstanding (basic and diluted) (in shares) | shares			16,543	16,543	16,543
Earnings per unit (basic and diluted) (in USD per share)			$ 2.28	$ 2.45	$ 1.75
Cash distributions declared and paid in the period per unit (in USD per share)		$ 0
Seadrill member interest
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $			$ 2.5	$ 32.6	$ 0.0
Incentive Distribution Rights Holders
Calculations of basic and diluted earnings per unit [Abstract]
Distributions paid to incentive distribution rights holders | $			$ 0.0	$ 9.5	$ 9.2

[1]	Distributions were declared and paid only with respect to the common units in 2016.
[2]	Refers to the cash distributions relating to the period declared and paid during the year.
[3]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.